13F-HR
                             Form 13F Holdings Report
                                   UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                     FORM 13F

                                 FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment []; Amendment Number: _____
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors LP
Address:  55 Railroad Avenue, Greenwich, Connecticut 06830

Form 13F File Number:28-05515

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Eric Komitee
Title: 	General Counsel
Phone: 	203-863-5062

Signature, Place and Date of Signing:

/s/ Eric Komitee,  Greenwich, Connecticut, May 14, 2013

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  61

Form 13F Information Table Value Total:  16,676,303
					-------------
					Thousands

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                                 VALUE     SHRS OR   SH/ PUT/ INVSTMT OTH    VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS   CUSIP     X($1000)    PRN AMT   PRN CALL DSCRETN MGR  SOLE    SHARED    NONE
ACE LTD                             SHS            H0023R105     197,744   2,222,600 SH       SOLE       2222600
ADOBE SYS INC                       COM            00724F101     309,912   7,121,970 SH       SOLE       7121970
AETNA INC NEW                       COM            00817Y108      65,638   1,284,000 SH       SOLE       1284000
ALLSTATE CORP                       COM            020002101     225,790   4,601,400 SH       SOLE       4601400
ALEXION PHARMACEUTICALS INC         COM            015351109     871,869   9,462,442 SH       SOLE       9462442
ATHENAHEALTH INC                    COM            04685W103      33,556     345,800 SH       SOLE       345800
BOEING CO                           COM            097023105   1,062,400  12,375,078 SH       SOLE       12375078
RESEARCH IN MOTION LTD              COM            760975102     219,395  15,188,363 SH       SOLE       15188363
BIOGEN IDEC INC                     COM            09062X103     247,867   1,286,835 SH       SOLE       1286835
CITIGROUP INC                       COM NEW        172967424     239,387   5,411,100 SH       SOLE       5411100
CARDINAL HEALTH INC                 COM            14149Y108      73,213   1,759,100 SH       SOLE       1759100
CBS CORP NEW                        CL B           124857202     198,065   4,242,149 SH       SOLE       4242149
CROWN CASTLE INTL CORP              COM            228227104     316,271   4,541,525 SH       SOLE       4541525
CELGENE CORP                        COM            151020104      49,366     425,900 SH       SOLE       425900
COLFAX CORP                         COM            194014106     106,977   2,298,609 SH       SOLE       2298609
COMCAST CORP NEW                    CL A           20030N101     629,106  14,985,855 SH       SOLE       14985855
CAPITAL ONE FINL CORP               COM            14040H105     595,315  10,833,760 SH       SOLE       10833760
CARTER INC                          COM            146229109     196,372   3,428,887 SH       SOLE       3428887
CEMEX SAB DE CV                     SPON ADR NEW   151290889     542,290  44,413,658 SH       SOLE       44413658
COMMUNITY HEALTH SYS INC NEW        COM            203668108      79,426   1,676,009 SH       SOLE       1676009
DANAHER CORP DEL                    COM            235851102     816,356  13,135,254 SH       SOLE       13135254
DELEK US HLDGS INC                  COM            246647101      22,263     564,200 SH       SOLE       564200
DAVITA HEALTHCARE PARTNERS I        COM            23918K108      13,111     110,559 SH       SOLE       110559
LAUDER ESTEE COS INC                CL A           518439104     256,039   3,998,747 SH       SOLE       3998747
ELAN PLC                            ADR            284131208     110,594   9,372,400 SH       SOLE       9372400
EASTMAN CHEM CO                     COM            277432100     219,559   3,142,396 SH       SOLE       3142396
EQUINIX INC                         COM NEW        29444U502      93,173     430,741 SH       SOLE       430741
EATON CORP PLC                      SHS            G29183103      62,064   1,013,300 SH       SOLE       1013300
EXPEDIA INC DEL                     COM NEW        30212P303      81,241   1,353,688 SH       SOLE       1353688
GOLDMAN SACHS GROUP INC             COM            38141G104      90,041     611,900 SH       SOLE       611900
HEWLETT PACKARD CO                  COM            428236103     249,954  10,484,671 SH       SOLE       10484671
BLOCK H & R INC                     COM            093671105     744,331  25,300,178 SH       SOLE       25300178
INTERCONTINENTALEXCHANGE INC        COM            45865V100     222,867   1,366,700 SH       SOLE       1366700
ILLUMINA INC                        COM            452327109      10,822     200,500 SH       SOLE       200500
INTUITIVE SURGICAL INC              COM NEW        46120E602     908,776   1,850,153 SH       SOLE       1850153
MICHAEL KORS HLDGS LTD              SHS            G60754101     682,616  12,020,005 SH       SOLE       12020005
LIBERTY GLOBAL INC                  COM SER A      530555101      31,619     430,900 SH       SOLE       430900
LOWES COS INC                       COM            548661107      34,776     917,100 SH       SOLE       917100
LYONDELLBASELL INDUSTRIES N         SHS - A -      N53745100     830,406  13,120,665 SH       SOLE       13120665
MASTERCARD INC                      CL A           57636Q104     269,137     497,362 SH       SOLE       497362
MOODYS CORP                         COM            615369105      91,556   1,717,114 SH       SOLE       1717114
MEDIVATION INC                      COM            58501N101      42,294     904,500 SH       SOLE       904500
MONSANTO CO NEW                     COM            61166W101      52,298     495,112 SH       SOLE       495112
MARATHON PETE CORP                  COM            56585A102     255,162   2,847,800 SH       SOLE       2847800
MOTOROLA SOLUTIONS INC              COM NEW        620076307     110,221   1,721,400 SH       SOLE       1721400
NATIONAL OILWELL VARCO INC          COM            637071101     188,056   2,658,043 SH       SOLE       2658043
NEWELL RUBBERMAID INC               COM            651229106      81,719   3,131,000 SH       SOLE       3131000
NXP SEMICONDUCTORS N V              COM            N6596X109     103,909   3,430,500 SH       SOLE       3430500
ONCOTHYREON INC                     COM            682324108       7,677   3,700,115 SH       SOLE       3700115
QUALCOMM INC                        COM            747525103     578,261   8,638,499 SH       SOLE       8638499
SANDISK CORP                        COM            80004C101     109,243   1,987,686 SH       SOLE       1987686
SAREPTA THERAPEUTICS INC            COM            803607100      25,522     690,731 SH       SOLE       690731
TIME WARNER INC                     COM NEW        887317303   1,288,619  22,364,094 SH       SOLE       22364094
UNIVERSAL HLTH SVCS INC             CL B           913903100     167,720   2,625,972 SH       SOLE       2625972
VISA INC                            COM CL A       92826C839     440,412   2,593,100 SH       SOLE       2593100
VALERO ENERGY CORP NEW              COM            91913Y100     305,547   6,716,807 SH       SOLE       6716807
VERISK ANALYTICS INC                CL A           92345Y106      55,680     903,617 SH       SOLE       903617
VERTEX PHARMACEUTICALS INC          COM            92532F100      42,904     780,500 SH       SOLE       780500
VALEANT PHARMACEUTICALS INTL        COM            91911K102     373,725   4,981,683 SH       SOLE       4981683
WILLIAMS COS INC DEL                COM            969457100     242,703   6,478,991 SH       SOLE       6478991
XILINX INC                          COM            983919101     103,371   2,708,200 SH       SOLE       2708200

S REPORT SUMMARY 61 # OF DATA RECORDS